Nationwide Life Insurance Company:
o        Nationwide Variable Account-II
o        Nationwide Variable Account-7
o        Nationwide Variable Account-9
o        Nationwide VLI Separate Account-6



                 Prospectus supplement dated August 20, 2004 to
                          Prospectus dated May 1, 2004
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THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE
READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.
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The sub-adviser information relating to the Gartmore Variable Insurance Trust -
GVIT Small Cap Growth Fund: Class II and Gartmore Variable Insurance Trust -
GVIT Small Company Fund: Class II is amended as follows:


GARTMORE VARIABLE INSURANCE TRUST - GVIT SMALL CAP GROWTH FUND: CLASS II
------------------------------------------------ -------------------------------
Sub-advisers:                                    Oberweis Asset Management,
                                                 Inc.; Waddell & Reed Investment
                                                 Management Company
------------------------------------------------ -------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GVIT SMALL COMPANY FUND: CLASS II
------------------------------------------------ -------------------------------
Sub-advisers:                                    American Century Investment
                                                 Management, Inc.; The Dreyfus
                                                 Corporation; Gartmore Global
                                                 Partners, an indirect
                                                 subsidiary of Nationwide Mutual
                                                 Insurance Company; Morgan
                                                 Stanley Investment Management
                                                 Inc.; Neuberger Berman, LLC;
                                                 Waddell & Reed Investment
                                                 Management Company
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